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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Diversified High Income Trust

 SCHEDULE OF INVESTMENTS 7/31/11 (Consolidated) (unaudited)

 Principal

 S&P/Moody's

 Amount

 Ratings

 USD ($)

 (unaudited)

  Value

 ASSET BACKED SECURITIES - 1.4% of Net Assets

 TRANSPORTATION - 0.1%

 Airlines - 0.1%

                         119,887

 BB/Ba2

 Continental Airlines, Inc., Series 981B, 6.748%, 9/15/18

  $                  118,244

 Total Transportation

  $        118,244

 BANKS - 0.8%

 Thrifts & Mortgage Finance - 0.8%

                        246,741

 (a)

 AA+/Baa2

 Ace Securities Corp., 1.087%, 12/25/34

  $                  181,396

                       450,000

 (a)

 BB-/A2

 Bear Stearns Asset-Backed Securities Trust, 1.237%, 10/25/34

                      312,756

                       699,000

 (a)

 BBB+/Caa2

 Carrington Mortgage Loan Trust, 0.387, 2/25/37

                     342,698

                       479,853

 (a)

 CCC/NR

 Countrywide Asset-Backed Certificates, 0.637%, 3/25/47 (144A)

                     228,376

                        165,745

 (a)

 B-/B3

 GSAMP Trust, 0.317%, 1/25/37

                      149,497

                       539,758

 (a)

 CC/Ca

 Lehman XS Trust, 0.537%, 12/25/35

                     200,223

 Total Banks

  $     1,414,946

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.4%

                    1,073,037

 (a)

 B-/Caa1

 Aircraft Finance Trust, 0.584%, 5/15/24 (144A)

  $                622,362

                         34,867

 (a)

 B-/Ba3

 Aircraft Finance Trust, 0.687%, 5/15/24 (144A)

                        32,775

  $                 655,137

 Specialized Finance - 0.1%

                        150,000

 BBB-/Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144A)

  $                 152,625

 Total Diversified Financials

  $       807,762

 TOTAL ASSET BACKED SECURITIES

 (Cost $2,486,759)

  $    2,340,952

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4% of Net Assets

 BANKS - 1.3%

 Diversified Banks - 0.1%

                        167,708

 (a)

 CCC/Caa1

 WaMu Asset-Backed Certificates, 0..237%, 1/25/37

  $                 162,730

 Thrifts & Mortgage Finance - 1.2%

                        319,743

 (a)

 CCC/B2

 Banc of America Funding Corp., 0.266%, 5/20/47

  $                305,338

                         231,715

 (a)

 CC/C

 Countrywide Home Loans, 0.537%, 3/25/35

                        75,434

                        481,274

 (a)

 CC/C

 Downey Savings and Loan Association Mortgage Loan Trust, 0.557%, 10/19/45

                      187,264

                         150,188

 (a)

 D/C

 Downey Savings and Loan Association Mortgage Loan Trust, 0.607%, 10/19/45

                          11,479

                        187,633

 (a)

 BBB+/NR

 GSR Mortgage Loan Trust, Series 2004-3F, 5.717%, 2/25/34

                      164,202

                    1,034,428

 (a)

 AAA/Baa3

 Impac CMB Trust, 0.947%, 1/25/35

                      791,028

                         40,525

 (a)(b)

 D/B3

 Impac Secured Assets CMN Owner Trust, 0.277%, 11/25/36

                        39,036

                        106,382

 (a)

 D/C

 Luminent Mortgage Trust, 0.447%, 7/25/36

                           1,826

                       349,862

 (a)

 AAA/Caa1

 WaMu Mortgage Pass-Through Certificates, 0.417%, 4/25/45

                      289,135

                         155,917

 (a)

 CCC/NR

 WaMu Mortgage Pass-Through Certificates, 5.458%, 4/25/45

                      138,252

  $             2,002,994

 Total Banks

  $     2,165,724

 DIVERSIFIED FINANCIALS - 0.1%

 Other Diversified Financial Servics - 0.1%

                       200,000

 (a)

 BBB-/A3

 Morgan Stanley Capital I, 0.887%, 12/18/20 (144A)

  $                 182,037

 Total Diversified Financials

  $        182,037

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $2,736,245)

  $     2,347,761

 CORPORATE BONDS & NOTES - 92.8% of Net Assets

 ENERGY - 8.0%

 Coal & Consumable Fuels - 2.1%

                       850,000

 BB/Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

  $                990,250

                       738,000

 BB-/B1

 Drummond Co., Inc., 9.0%, 10/15/14 (144A)

                     776,745

                    1,200,000

 B/Caa1

 Foresight Energy Corp., 9.625%, 8/15/17 (144A)

                   1,278,000

                       500,000

 (c)

 B-/Caa1

 Xinergy Corp., 9.25%, 5/15/19 (144A)

                     506,250

  $              3,551,245

 Oil & Gas Drilling - 1.5%

 NOK

                       500,000

 (a)

 NR/NR

 Aker Drilling ASA,9.75%, 2/24/16

  $                   90,809

 NOK

                    1,000,000

 NR/NR

 Aker Drilling ASA,11.0%, 2/24/16

                      182,544

                    1,000,000

 NR/NR

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

                   1,000,000

                       670,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

                     742,025

                       500,000

 B/NR

 Pioneer Drilling Co., 9.875%, 3/15/18

                     536,250

  $              2,551,628

 Oil & Gas Equipment & Services - 2.2%

                    1,358,000

 B+/B1

 American Petroleum Tankers LLC, 10.25%, 5/1/15

  $              1,405,530

                       730,000

 B-/B2

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

                      731,825

                       330,000

 NR/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19 (144A)

                     330,000

                         65,067

 (b)

 NR/NR

 Nexus 1 Pte., Ltd., 10.5%, 3/7/12 (144A)

                                65

                       820,000

 (a)

 NR/NR

 Sevan Marine ASA, 3.417%, 5/14/13 (144A)

                     623,200

 NOK

                   2,560,000

 (a)

 NR/NR

 Sevan Marine ASA, 12.98%, 10/24/12 (144A)

                     346,334

 NOK

                   2,500,000

 B/B3

 Sevan Marine ASA, 14.0%, 10/24/14

                      138,993

                         90,000

 NR/NR

 Sevan Marine ASA, 15.0%, 7/22/12

                        87,533

  $             3,663,480

 Oil & Gas Exploration & Production - 1.7%

                       505,000

 BB-/B2

 Berry Petroleum Co., 10.25%, 6/1/14

  $                576,962

                       444,000

 B/B2

 Linn Energy LLC/Linn Energy Finance Corp., 11.75%, 5/15/17

                      518,925

                       500,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

                     495,625

 NOK

                   2,500,000

 NR/NR

 Norwegian Energy Co. AS, 12.9%, 11/20/14

                      440,145

                       240,000

 B-/B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

                      241,200

                       472,000

 B-/Caa1

 Rosetta Resources, Inc., 9.5%, 4/15/18

                     527,460

  $              2,800,317

 Oil & Gas Refining & Marketing - 0.3%

                       500,000

 BB-/B1

 Holly Energy Partners LP, 6.25%, 3/1/15

  $                 501,250

 Oil & Gas Storage & Transportation - 0.2%

                       450,000

 (a)

 BB/Ba1

 Southern Union Co., 7.2%, 11/1/66

  $                 418,500

 Total Energy

  $   13,486,420

 MATERIALS - 11.8%

 Aluminum - 1.1%

                    1,386,670

 (a)(d)

 B/B2

 Noranda Aluminum Acquisition Corp., 4.417%, 5/15/15

  $              1,334,670

                       405,000

 B/B2

 Novelis, Inc., 8.75%, 12/15/20

                     450,562

  $              1,785,232

 Building Products - 0.1%

 EURO

                       200,000

 (a)(e)

 B-/NR

 C10 - EUR Capital SPV, Ltd., 6.277%

  $                  201,180

 Commodity Chemicals - 0.2%

                       300,000

 NR/WR

 Montell Finance Co. BV, 8.1%, 3/15/27 (144A)

  $                336,000

 Construction Materials - 0.7%

                       865,000

 CCC+/B3

 AGY Holding Corp., 11.0%, 11/15/14

  $                834,725

                       300,000

 (a)(e)

 B-/NR

 C8 Capital SPV, Ltd., 6.64%  (144A)

                     207,000

                        100,000

 B/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

                        94,000

  $               1,135,725

 Diversified Chemicals - 1.2%

 EURO

                    1,275,000

 CCC/Caa1

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

  $              1,768,049

                       275,000

 CCC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

                     283,250

  $              2,051,299

 Diversified Metals & Mining - 0.9%

                       200,000

 B-/NR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

  $                 201,500

                       428,000

 BBB/Baa2

 Teck Resources, Ltd., 10.25%, 5/15/16

                      513,600

                       750,000

 BB/Ba2

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

                      831,600

  $              1,546,700

 Metal & Glass Containers - 1.3%

                       475,000

 (d)

 B-/Caa1

 ARD Finance SA, 11.125%, 6/1/18 (144A)

  $                483,878

 EURO

                       255,000

 (d)

 BB-/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

                     392,085

                        175,000

 CCC+/B3

 BWAY Holdings Co., 10.0%, 6/15/18

                       191,625

                    1,055,885

 (d)

 CCC+/Caa1

 BWAY Parent Co., Inc., 10.125%, 11/1/15 (144A)

                   1,055,885

  $              2,123,473

 Paper Packaging - 1.6%

                        750,103

 (d)(f)

 NR/NR

 Corporacion Durango SAB de CV, 7.0%, 8/27/16

  $                667,592

                       700,000

 CCC+/Caa1

 Graham Packaging Co., Inc., 9.875%, 10/15/14

                      717,500

                       500,000

 B/B3

 Pretium Packaging LLC, 11.5%, 4/1/16 (144A)

                      510,000

                       750,000

 B/B3

 U.S. Corrugated, Inc., 10.0%, 6/1/13

                     742,500

  $             2,637,592

 Paper Products - 1.6%

                       527,000

 B+/B1

 ABI Escrow Corp., 10.25%, 10/15/18 (144A)

  $                575,747

                       500,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

                     528,750

                       200,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

                     205,750

                       260,000

 BB/Ba3

 Clearwater Paper Corp., 10.625%, 6/15/16

                      293,150

                       580,000

 CCC+/Caa1

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

                     582,900

                        186,000

 (c)

 B+/Ba3

 Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)

                        175,119

                       344,000

 B+/B3

 Mercer International, Inc., 9.5%, 12/1/17

                     367,220

  $             2,728,636

 Precious Metals & Minerals - 0.3%

                       500,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

  $                572,500

 Steel - 2.8%

                    1,245,000

 CCC+/Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

  $               1,126,725

                       350,000

 B+/B3

 Atkore International, Inc., 9.875%, 1/1/18 (144A)

                      370,125

                       450,000

 B+/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

                     452,250

                       250,000

 B+/B2

 Evraz Group SA, 8.875%, 4/24/13 (144A)

                      271,550

                       250,000

 B+/B2

 Evraz Group SA, 9.5%, 4/24/18 (144A)

                     287,950

                       700,000

 NR/B2

 Metinvest BV, 8.75%, 2/14/18 (144A)

                      725,410

                       500,000

 NR/B2

 Metinvest BV, 10.25%, 5/20/15 (144A)

                     544,050

                       920,000

 CCC+/Caa1

 Ryerson, Inc., 12.0%, 11/1/15

                     977,500

 EURO

                         50,000

 CC/Ca

 Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)

                         58,198

  $              4,813,758

 Total Materials

  $   19,932,095

 CAPIAL GOODS - 5.9%

 Aerospace & Defense - 0.7%

                       600,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

  $                642,000

                       405,000

 BBB-/Ba3

 DigitalGlobe, Inc., 10.5%, 5/1/14

                     447,525

                         90,000

 BB-/Ba3

 GeoEye, Inc., 9.625%, 10/1/15

                      102,825

  $               1,192,350

 Building Products - 0.2%

                       365,000

 BB/B2

  USG Corp., 9.75%, 8/1/14 (144A)

  $                 381,425

 Construction & Engineering - 1.0%

                       900,000

 (c)

 B+/Ba3

 Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)

  $                945,000

                       850,000

 B-/Caa1

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18 (144A)

                     788,375

  $              1,733,375

 Construction & Farm Machinery & Heavy Trucks - 0.9%

                       720,000

 B+/Caa1

 American Railcar Industries, Inc., 7.5%, 3/1/14

  $                730,800

                       750,000

 (c)

 BB/Ba3

 Lonking Holdings, Ltd., 8.5%, 6/3/16 (144A)

                      750,515

  $                1,481,315

 Electrical Components & Equipment - 0.5%

                       750,000

 B/B2

 WireCo WorldGroup, 9.5%, 5/15/17 (144A)

  $                 791,250

 Industrial Conglomerates - 0.1%

                         90,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

  $                   79,200

 EURO

                        100,000

 BB-/Ba3

 Mark IV USA/EURO LUX, 8.875%, 12/15/17 (144A)

                       151,603

  $                230,803

 Industrial Machinery - 1.1%

                       500,000

 (b)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

  $                     7,500

                       335,000

 B/B3

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

                     358,450

                       875,000

 CCC+/B3

 Mueller Water Products, Inc., 7.375%, 6/1/17

                     835,625

                       665,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

                      714,875

  $               1,916,450

 Trading Companies & Distributors - 1.4%

                        150,000

 NR/NR

 Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18

  $                 162,562

                    1,090,000

 B-/B3

 Intcomex, Inc., 13.25%, 12/15/14

                     1,119,975

                    1,000,000

 B/B1

 Wesco Distribution, Inc., 7.5%, 10/15/17

                   1,025,000

  $             2,307,537

 Total Capital Goods

  $   10,034,505

 COMMERCIAL & PROFESSIONAL SERVICES - 0.9%

 Diversified Support Services - 0.2%

                               400

 (g)

 NR/Caa1

 MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)

  $                336,000

 Environmental & Facilities Services - 0.2%

                       700,000

 (b)

 NR/WR

 Aleris International, Inc., 10.0%, 12/15/16

  $                           70

                        210,000

 BB/B2

 Casella Waste Systems, Inc., 11.0%, 7/15/14

                      233,100

 EURO

                         107,128

 CCC+/Caa2

 New Reclamation Group Pty., Ltd., 8.125%, 2/1/13 (144A)

                      132,390

  $                365,560

 Security & Alarm Services - 0.5%

                       750,000

 CCC+/Caa1

 WP Rocket Merger Sub, Inc., 10.125%, 7/15/19 (144A)

  $                776,250

 Total Commercial & Professional Services

  $     1,477,810

 TRANSPORTATION - 2.4%

 Air Freight & Logistics - 0.6%

                       929,000

 CCC+/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

  $                977,773

 Airlines - 0.5%

                       305,000

 BB-/Ba2

 Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)

  $                324,444

                       500,000

 B/NR

 Tam Capital 3, Inc., 8.375%, 6/3/21 (144A)

                     527,444

  $                 851,888

 Airport Services - 0.3%

                        441,000

 B/B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

  $                 481,793

 Marine - 0.2%

                       375,000

 B+/B3

 Navios South American Logisitc, 9.25%, 4/15/19 (144A)

  $                375,937

 Marine Ports & Services - 0.3%

                       835,000

 CCC/Caa2

 Oceanografia SA de CV, 11.25%, 7/15/15 (144A)

  $                425,850

 Railroads - 0.1%

                       250,000

 (d)

 CCC/Caa3

 Florida East Coast Holdings, 10.5%, 8/1/17 (144A)

  $                256,354

 Trucking - 0.4%

                       425,000

 B-/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

  $                 464,313

                       300,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

                     306,000

  $                 770,313

 Total Transportation

  $     4,139,908

 AUTOMOBILES & COMPONENTS - 2.0%

 Auto Parts & Equipment - 1.9%

                       980,000

 CCC+/Caa1

 Allison Transmission, Inc., 11.0%, 11/1/15 (144A)

  $              1,044,925

                       350,000

 B/B3

 International Automotive Components Group S.L., 9.125%, 6/1/18 (144A)

                     359,625

                        160,000

 CCC/Caa1

 Stanadyne Corp., 10.0%, 8/15/14

                      162,800

                       500,000

 CCC-/Caa3

 Stanadyne Corp., 12.0%, 2/15/15

                     507,500

                     1,124,000

 (c)

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

                   1,208,300

  $              3,283,150

 Tires & Rubber - 0.1%

                        153,000

 B+/B1

 Goodyear Tire & Rubber Co., 10.5%, 5/15/16

  $                  172,316

 Total Automobiles & Components

  $    3,455,466

 CONSUMER DURABLES & APPAREL - 3.1%

 Homebuilding - 0.9%

                       530,000

 CCC/Caa2

  Beazer Homes USA, Inc., 9.125%, 6/15/18

  $                445,200

                       430,000

 BB-/Ba3

 Desarrolladora Homex SA de CV, 9.5%, 12/11/19 (144A)

                     469,775

                       695,000

 B+/B1

 Meritage Homes Corp., 6.25%, 3/15/15

                     690,656

  $               1,605,631

 Housewares & Specialties - 1.1%

                       500,000

 B-/Caa1

 Reynolds Group Holdings, Ltd, 9.0%, 4/15/19 (144A)

  $                497,500

                    1,000,000

 CCC+/B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

                   1,062,500

                       350,000

 (d)

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (144A)

                     353,500

  $               1,913,500

 Leisure Products - 1.1%

 EURO

                       575,000

 CCC+/NR

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

  $                768,436

                    1,000,000

 B/B2

 Icon Health & Fitness, 11.875%, 10/15/16 (144A)

                   1,030,000

  $              1,798,436

 Total Consumer Durables & Apparel

  $     5,317,567

 CONSUMER SERVICES - 3.8%

 Casinos & Gaming - 2.1%

                       500,000

 (b)

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

  $                  193,125

 EURO

                     1,155,000

 B/B2

 Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)

                   1,659,735

                       395,000

 B+/B2

 FireKeepers Development Authority, 13.875%, 5/1/15 (144A)

                      455,139

                     1,615,000

 (b)

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

                        88,825

 EURO

                       500,000

 B-/B3

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

                      607,133

                       450,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

                     488,250

                       585,000

 (b)

 NR/WR

 Station Casinos, Inc., 6.625%, 3/15/18

                                58

  $             3,492,265

 Hotels, Resorts & Cruise Lines - 0.3%

                       400,000

 B-/B3

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19 (144A)

  $                 417,000

 Restaurants - 0.8%

                    1,235,000

 (c)(f)

 NR/NR

 Burger King Capital Holding LLC, 0.0%, 4/15/19 (144A)

  $                 737,912

                       400,000

 (c)

 B-/B3

 Burger King Corp., 9.875%, 10/15/18

                     437,000

                        217,000

 CCC+/Caa2

 Dunkin Finance Corp., 9.625%, 12/1/18 (144A)

                      218,897

  $              1,393,809

 Specialized Consumer Services - 0.6%

                       685,000

 BB-/Ba3

 Service Corp. International, 7.0%, 5/15/19

  $                 731,238

                       350,000

 B-/B3

 StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings, 10.25%, 12/1/17

                     350,000

  $               1,081,238

 Total Consumer Services

  $     6,384,312

 MEDIA - 4.6%

 Advertising - 1.6%

                     1,100,000

 B-/B3

 Affinity Group, Inc., 11.5%, 12/1/16 (144A)

  $                1,141,250

                        716,000

 B+/B2

 MDC Partners, Inc., 11.0%, 11/1/16

                     790,285

                       800,000

 B-/Caa2

 Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18

                      718,000

  $             2,649,535

 Broadcasting - 1.4%

                        182,676

 B/B2

 CCH II LLC, 13.5%, 11/30/16

  $                 215,558

                       989,556

 (d)

 CCC+/Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

                   1,063,773

 EURO

                       200,000

 B/B2

 Nara Cable Funding, Ltd., 8.875%, 12/1/18  (144A)

                     279,497

                       430,000

 B-/Caa1

 Telesat Canada, 12.5%, 11/1/17

                      504,713

 EURO

                       200,000

 B+/B1

 TVN Finance Corp II AB, 10.75%, 11/15/17 (144A)

                     324,754

  $             2,388,295

 Movies & Entertainment - 1.2%

                     1,710,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20 (144A)

  $              1,744,200

                       200,000

 B-/B3

 Production Resource Group, Inc., 8.875%, 5/1/19 (144A)

                     203,000

  $              1,947,200

 Publishing - 0.4%

                       600,000

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)

  $                 513,000

                       245,000

 B-/Caa1

 Interactive Data Corp., 10.25%, 8/1/18

                      273,175

  $                 786,175

 Total Media

  $     7,771,205

 RETAILING - 1.8%

 Distributors - 0.9%

                    1,438,000

 (c)

 B/B3

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

  $               1,596,180

 Internet Retail - 0.4%

                       640,000

 B/B3

 Ticketmaster Entertainment, Inc., 10.75%, 8/1/16

  $                697,600

 Specialty Stores - 0.5%

                       800,000

 (c)

 B+/B3

 Sally Holdings LLC, 10.5%, 11/15/16

  $                856,000

 Total Retailing

  $     3,149,780

 FOOD, BEVERAGE & TOBACCO - 4.0%

 Agricultural Products - 0.7%

                     1,127,000

 B+/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

  $              1,239,700

 Packaged Foods & Meats - 2.2%

                       650,000

 NR/B1

 Bertin Ltda, 10.25%, 10/5/16 (144A)

  $                 721,500

                        491,000

 NR/B2

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

                      513,709

                       750,000

 B-/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

                     755,625

                        224,421

 (b)(d)

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A)

                           1,683

                       475,000

 B+/B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

                     479,750

                       700,000

 B+/B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

                     736,750

                       200,000

 (c)

 BB-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18 (144A)

                      178,000

                       275,000

 (f)

 NR/B1

 SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/23/17 (144A)

                     275,474

  $              3,662,491

 Tobacco - 1.1%

                    2,015,000

 B/B2

 Alliance One International, Inc., 10.0%, 7/15/16

  $              1,934,400

 Total Food, Beverage & Tobacco

  $     6,836,591

 HOUSEHOLD & PERSONAL PRODUCTS - 0.2%

 Personal Products - 0.2%

                       300,000

 B/B2

 Revlon Consumer Products Corp, 9.75%, 11/15/15

  $                326,250

 Total Household & Personal Products

  $       326,250

 HEALTH CARE EQUIPMENT & SERVICES - 3.1%

 Health Care Equipment - 0.4%

                       750,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

  $                735,000

 Health Care Facilities - 0.0%

                         26,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

  $                    17,290

 Health Care Services - 1.7%

                       378,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

  $                 395,010

                       476,000

 B-/NR

 Gentiva Health Services, Inc., 11.5%, 9/1/18

                     492,660

                       796,459

 (d)

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

                      812,388

                     1,170,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

                    1,199,250

  $             2,899,308

 Health Care Supplies - 1.0%

                       750,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

  $                 793,125

                        815,000

 (d)

 B-/B3

 Biomet, Inc., 10.375%, 10/15/17

                     890,388

  $               1,683,513

 Total Health Care Equipment & Services

  $      5,335,111

 PHARMACEUTICLS & BIOTECHNOLOGY & LIFE SCIENCES - 1.5%

 Biotechnology - 0.8%

                       300,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

  $                309,000

                    1,043,000

 B+/B3

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

                   1,063,860

  $              1,372,860

 Life Sciences Tools & Services - 0.1%

                         131,406

 (d)

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

  $                 134,034

 Pharmaceuticals - 0.6%

                     1,215,000

 (c)

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/18/15 (144A)

  $               1,081,350

 Total Pharmaceuticals & Biotechnology & Life Sciences

  $    2,588,244

 BANKS - 2.0%

 Diversified Banks - 1.3%

                       400,000

 (a)(e)

 BB+/Ba3

 ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523%  (144A)

  $                366,000

                       500,000

 (a)

 NR/B2

 Banco Macro SA, 9.75%, 12/18/36

                     487,500

                       700,000

 (a)

 NR/Ba2

 Banco Macro SA, 10.75%, 6/7/12

                      518,000

                       525,000

 B/B2

 BCO de Galicia y Buenos Aires SA de CV, 8.75%, 5/14/18 (144A)

                     530,250

 BRL

                       350,000

 AAA/NR

 International Finance Corp., 9.25%, 3/15/13

                     227,824

                          15,747

 B/NR

 JSC Temirbank, 14.0%, 6/30/22 (144A)

                          18,218

  $              2,147,792

 Regional Banks - 0.7%

                       600,000

 (a)(e)

 BBB/Baa3

 PNC Financial Services Group, Inc., 8.25%

  $                637,332

                       500,000

 (a)(c)(e)

 A-/Baa3

 Wells Fargo Capital XV, 9.75%,

                     529,375

  $               1,166,707

 Total Banks

  $     3,314,499

 DIVERSIFIED FINANCIALS - 17.4%

 Asset Management & Custody Banks - 0.4%

                       590,000

 (a)

 BBB-/Baa3

 Janus Capital Group, Inc., 6.95%, 6/15/17

  $                653,596

 Consumer Finance - 0.4%

                        610,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

  $                633,227

 Investment Banking & Brokerage - 0.2%

                       450,000

 (a)(e)

 BBB-/Baa2

 Goldman Sachs Capital II, 5.793%

  $                355,500

 Multi-Sectior Holdings - 0.4%

                       600,000

 B/B2

 Constellation Enterprise, 10.625%, 2/1/16 (144A)

  $                 615,750

 Other Diversified Financial Services - 8.9%

 EURO

                       500,000

 (a)

 B/NR

 ATLAS VI Capital, Ltd., 11.037%, 4/6/13 (144A)

  $                695,293

 EURO

                       500,000

 (a)

 NR/NR

 ATLAS VI Capital, Ltd., 11.797%, 4/7/14 (144A)

                       701,831

                    1,500,000

 (a)

 BB+/NR

 Caelus Re II, Ltd., 6.546%, 5/24/13 (144A)

                   1,497,300

                       500,000

 (a)

 BB-/NR

 Ibis Re, Ltd., 6.241%, 5/3/13 (144A)

                      489,100

                    1,000,000

 (a)

 B/NR

 Ibis Re, Ltd., 9.286%, 5/3/13 (144A)

                     994,800

                       400,000

 (a)

 BB/NR

 Ibis Re, Ltd., 10.497%, 5/10/12 (144A)

                     408,560

                    1,800,000

 (a)

 BB/NR

 Lodestone Re Ltd, 7.29%, 1/8/14 (144A)

                   1,773,360

                   2,000,000

 (a)

 BB-/NR

 Lodestone Re Ltd, 8.301%, 5/17/13 (144A)

                    1,981,600

                    1,000,000

 (a)

 BB-/NR

 LOMA Reinsurance, Ltd., 9.724%, 12/21/12 (144A)

                     988,800

                       500,000

 (a)

 CCC+/NR

 Mariah Re, Ltd., 6.28%, 1/8/14 (144A)

                      442,150

                    1,200,000

 (a)

 BB-/NR

 Queen Street II Capital, Ltd., 17.589%, 4/9/14 (144A)

                    1,180,560

                    1,000,000

 (a)

 NR/NR

 Queen Street III Capital, Ltd., 4.75%, 7/28/14 (144A)

                   1,000,000

                       250,000

 (a)

 NR/NR

 Residential Reinsurance 2010, Ltd., 7.291%, 6/6/13 (144A)

                     240,075

                    1,250,000

 (a)

 NR/NR

 Residential Reinsurance 2010, Ltd., 10.791%, 6/6/13 (144A)

                    1,206,125

                       250,000

 (a)

 B-/NR

 Residential Reinsurance 2010, Ltd.,, 13.041%, 6/6/13 (144A)

                     249,775

                    1,250,000

 (a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.066%, 6/6/15 (144A)

                   1,242,750

  $           15,092,079

 Specialized Finance - 7.1%

                       500,000

 BB/Baa3

 Capital One Capital V, 10.25%, 8/15/39

  $                529,000

                    1,000,000

 (a)

 CCC+/NR

 Montana Re, Ltd., 12.152%, 1/8/14 (144A)

                     943,900

                    1,000,000

 (a)

 CCC+/NR

 Montana Re, Ltd., 13.502%, 12/7/12 (144A)

                     955,900

                   2,000,000

 (a)

 NR/NR

 Montana Re, Ltd., 16.652%, 1/8/14 (144A)

                   1,905,600

                       425,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

                     468,563

                       755,000

 (a)

 CCC-/Caa2

 NCO Group, Inc., 5.136%, 11/15/13

                      707,813

                        510,000

 CCC-/Caa3

 NCO Group, Inc., 11.875%, 11/15/14

                     487,050

                       500,000

 (a)

 B-/NR

 Successor X, Ltd., 9.76%, 4/4/13 (144A)

                     483,600

                    1,250,000

 (a)

 NR/NR

 Successor X, Ltd., 11.76%, 4/4/13 (144A)

                     1,183,125

                   2,000,000

 (a)

 B-/NR

 Successor X, Ltd., 14.577%, 4/4/13 (144A)

                   1,968,600

                   2,000,000

 (a)

 NR/NR

 Successor X, Ltd., 16.077%, 4/4/13 (144A)

                   1,954,800

                       500,000

 (a)

 NR/NR

 Successor X, Ltd., 16.76%, 4/4/13 (144A)

                      471,900

  $            12,059,851

 Total Diversified Financials

  $   29,410,003

 INSURANCE - 9.7%

 Insurance Brokers - 2.0%

                       250,000

 CCC/Caa1

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

  $                263,750

                    1,050,000

 CCC+/Caa1

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

                   1,050,000

 GBP

                       325,000

 B-/B3

 Towergate Finance PLC, 10.5%, 2/15/19 (144A)

                     529,486

                       827,000

 (a)

 CCC/B3

 U.S.I. Holdings Corp., 4.136%, 11/15/14 (144A)

                     758,773

                       804,000

 CCC/Caa1

 U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)

                     795,960

  $             3,397,969

 Multi-Line Insurance - 1.2%

                    1,000,000

 (a)

 BB/Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

  $                 973,178

                       670,000

 (a)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/88 (144A)

                     886,075

                         65,000

 BB-/NR

 Sul America Participacoes SA, 8.625%, 2/15/12 (144A)

                        68,088

  $               1,927,341

 Property & Casualty Insurance - 0.0%

                         40,000

 (a)(e)

 BB/Ba2

 White Mountains Insurance Group, Ltd., 7.506%  (144A)

  $                   38,303

 Reinsurance - 6.5%

                    1,000,000

 (a)

 BB+/NR

 Akibare, Ltd., 3.409%, 5/22/12 (144A)

  $              1,003,800

                       500,000

 (a)

 BB+/NR

 Akibare, Ltd., 3.434%, 5/22/12 (144A)

                      502,150

                   2,000,000

 (a)

 BB+/NR

 Blue Fin, Ltd., 4.646%, 4/10/12 (144A)

                   1,998,400

                    1,000,000

 (a)

 BB-/NR

 Blue Fin, Ltd., 13.75%, 4/16/12 (144A)

                   1,027,300

                    1,250,000

 (a)

 BB+/NR

 Fhu-Jin, Ltd., 4.157%, 8/10/11 (144A)

                   1,249,750

                    1,000,000

 (a)

 BB+/NR

 Foundation Re III, Ltd., 5.03%, 2/3/14 (144A)

                     982,600

                    1,000,000

 (a)

 BB/NR

 Foundation Re III, Ltd., 5.785%, 2/3/15 (144A)

                     979,000

                       750,000

 (a)

 NR/B1

 GlobeCat, Ltd., 6.246%, 1/2/13 (144A)

                     750,600

                       350,000

 (a)

 NR/B3

 GlobeCat, Ltd., 9.496%, 1/2/13 (144A)

                     326,550

                       600,000

 (a)

 BB+/NR

 Merna Reinsurance II, Ltd., 3.66%, 4/8/13 (144A)

                      613,860

                       250,000

 (a)

 B/NR

 MultiCat Mexico, Ltd., Series 2009-I Class A, 11.53%, 10/19/12 (144A)

                     263,075

                       250,000

 (a)

 B/NR

 MultiCat Mexico, Ltd., Series 2009-I Class B, 10.301%, 10/19/12 (144A)

                     259,850

                       250,000

 (a)

 B/NR

 MultiCat Mexico, Ltd., Series 2009-I Class C, 10.301%, 10/19/12 (144A)

                     259,450

                       250,000

 (a)

 BB-/NR

 MultiCat Mexico, Ltd., Series 2009-I Class D, 10.255,%, 10/19/12 (144A)

                     252,975

                       500,000

 (a)

 BB/NR

 Mystic Re II, Ltd., 12.254%, 3/20/12 (144A)

                       511,700

  $            10,981,060

 Total Insurance

  $   16,344,673

 REAL ESTATE - 0.3%

 Real Estate Operating Companies - 0.3%

                         43,673

 (a)

 B/NR

 Alto Palermo SA, 11.0%, 6/11/12 (144A)

  $                    18,780

                        410,000

 B/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

                      418,200

 Total Real Estate

  $       436,980

 SOFTWARE & SERVICES - 1.9%

 Application Software - 1.2%

                       539,000

 B/B3

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

  $                539,000

                    1,390,000

 B-/Caa1

 Vangent, Inc., 9.625%, 2/15/15

                    1,410,850

  $              1,949,850

 Data Processing & Outsourced Services - 0.3%

                       404,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

  $                395,920

                          91,000

 B-/Caa1

 First Data Corp., 9.875%, 9/24/15

                        92,365

  $                488,285

 Systems Software - 0.4%

                        776,941

 (d)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

  $                745,863

 Total Software & Services

  $     3,183,998

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%

 Computer Storage & Peripherals - 0.3%

                        415,000

 BBB/Baa3

 Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)

  $                477,250

 Total Technology Hardware & Equipment

  $       477,250

 TELECOMMUNICATION SERVICES - 5.6%

 Alternative Carriers - 2.0%

                       945,000

 B/B2

 Global Crossing, Ltd., 12.0%, 9/15/15

  $              1,096,200

                       750,000

 B/Ba3

 PAETEC Holding Corp., 8.875%, 6/30/17

                     806,250

                     1,010,000

 CCC+/Caa1

 PAETEC Holding Corp., 9.5%, 7/15/15

                   1,052,925

                       350,000

 B+/Caa1

 PAETEC Holding Corp., 9.875%, 12/1/18

                     375,375

  $             3,330,750

 Integrated Telecommunication Services - 1.5%

                       700,000

 B/NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

  $                 715,750

                        910,000

 B-/Caa1

 Broadview Networks Holdings, Inc., 11.375%, 9/1/12

                     837,200

                       388,000

 (c)

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

                       371,510

                       500,000

 B+/Ba3

 Windstream Corp., 8.625%, 8/1/16

                     522,500

  $             2,446,960

 Wireless Telecommunication Services - 2.1%

                       300,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

  $                335,250

                       750,000

 B+/B2

 NII Capital Corp, 10.0%, 8/15/16

                     864,375

                       790,000

 (c)

 BB/Ba3

 OJSC Vimpel Communications Via VIP Ireland, Ltd., 9.125%, 4/30/18 (144A)

                     892,700

                    1,330,000

 B-/B2

 True Move Co., Ltd., 10.375%, 8/1/14 (144A)

                   1,433,075

                        100,000

 B-/B2

 True Move Co., Ltd., 10.75%, 12/16/13 (144A)

                      107,750

  $              3,633,150

 Total Telecommunication Services

  $     9,410,860

 UTILITIES - 2.5%

 Electric Utilities - 1.2%

                       750,000

 B/B3

 Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, 12/15/16 (144A)

  $                742,500

                        419,000

 (c)

 B-/B2

 Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

                      422,143

                       225,000

 BB-/Ba2

 PNM Resources, Inc., 9.25%, 5/15/15

                     252,000

                       240,000

 (c)

 CCC/B2

 Texas Competitive Electric Holdings LLC, 11.5%, 10/1/20 (144A)

                     222,000

                        510,000

 (c)

 CC/Caa3

 Texas Competitive Electric Holdings LLC, 15.0%, 4/1/21 (144A)

                     372,300

  $              2,010,943

 Gas Utilities - 0.7%

                     1,135,000

 (c)

 B/B2

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

  $                1,117,975

 Independent Power Producers & Energy Traders - 0.6%

                       500,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

  $                527,500

                       500,000

 NR/B2

 Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/12/15 (144A)

                     554,994

  $              1,082,494

 Total Utilities

  $      4,211,412

 TOTAL CORPORATE BONDS & NOTES

 (Cost $154,643,731)

  $ 157,024,939

 CONVERTIBLE BONDS & NOTES - 3.1% of Net Assets

 MATERIALS - 1.0%

 Diverified Chemicals - 1.0%

                             1,900

 (g)

 BB-/NR

 Hercules, Inc., 6.5%, 6/30/29

  $              1,634,000

 Total Materials

  $     1,634,000

 TRANSPORTATION - 0.4%

 Marine - 0.4%

                       990,000

 (b)(c)

 CC/Ca

 Horizon Lines, Inc., 4.25%, 8/15/12

  $                743,738

 Total Transportation

  $       743,738

 MEDIA - 0.4%

 Movies & Entertainment - 0.4%

                       659,000

 B-/NR

 Live Nation, Inc., 2.875%, 7/15/27

  $                623,579

 Total Media

  $       623,579

 HEALTH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Equipment & Services - 0.7%

                    1,040,000

 (c)(f)

 BB+/NR

 Hologic, Inc., 2.0%, 12/15/37

  $               1,159,600

 Health Care Facilities - 0.3%

                       405,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

  $                424,744

 Health Care Services - 0.0%

                          15,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

  $                     14,381

 Total Health Care Equipment & Services

  $     1,598,725

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductor - 0.2%

                        150,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

  $                  124,312

                        271,000

 (c)

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

                     222,220

 Total Semiconductors & Semiconductor Equipment

  $                346,532

 TELECOMMUNICATION SERVICES - 0.1%

 Wireless Telecommunication Services - 0.1%

                       250,000

 B-/NR

 NII Holdings, Inc., 3.125%, 6/15/12

  $                 250,312

 Total Telecommunication Services

  $        250,312

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost $4,146,708)

  $     5,196,886

 SOVEREIGN DEBT OBLIGATION - 0.7% of Net Assets

 Brazil - 0.7%

 BRL

                    1,750,000

 BBB-/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

  $              1,248,996

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $947,197)

  $     1,248,996

 SENIOR FLOATING RATE LOAN INTERESTS - 33.9% of Net Assets (h)

 ENERGY - 0.4%

 Coal & Consumable Fuels - 0.3%

                       450,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.185%, 8/7/13

  $                450,000

 Oil & Gas Equipment & Services - 0.1%

                       246,006

 NR/NR

 Hudson Products Holdings, Inc., Term Loan, 8.5%, 8/24/15

  $                 236,781

 Total Energy

  $        686,781

 MATERIALS - 3.8%

 Diversified Chemicals - 0.7%

 EURO

                         78,483

 B/Ba3

 Ineos US Finance LLC,  Facility Term Loan B-1, 7.5%, 12/16/13

  $                    118,114

 EURO

                          86,183

 B/Ba3

 Ineos US Finance LLC,  Facility Term Loan C-1, 8.0%, 12/16/14

                      129,702

                        172,658

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term Loan B-2, 7.5%, 12/16/13

                      178,944

                         190,615

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term Loan C-2, 8.0%, 12/16/14

                      197,554

                        195,956

 BB+/Ba1

 Solutia, Inc., Term Loan 1, 3.5%, 8/1/17

                       196,516

                       348,250

 B/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

                     348,095

  $               1,168,925

 Forest Products - 0.9%

                    1,500,000

 B+/Ba3

 Ainsworth Lumber Co., Ltd., Term Loan, 5.188%, 6/26/14

  $               1,500,158

 Paper Packaging - 0.5%

                       455,527

 B+/B1

 Graham Packaging Co., LP, Term Loan C, 6.75%, 4/5/14

  $                456,792

                         89,325

 B+/B1

 Graham Packaging Co., LP, Term Loan D, 6.0%, 9/23/16

                        89,579

                       378,626

 BBB-/Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 2.985%, 5/16/14

                      378,531

  $                924,902

 Paper Products - 0.7%

                       465,000

 B/B1

 Exopack LLC/Cello Foil Products, Inc., Term Loan B, 6.5%, 5/31/17

  $                465,000

                       699,032

 BB+/Baa2

 Georgia-Pacific LLC, Term Loan B, 2.25%, 12/24/12

                     699,322

  $               1,164,322

 Precious Metals & Minerals - 0.1%

                       209,250

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

  $                209,947

 Specialty Chemicals - 0.4%

                       250,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

  $                 251,354

                        351,264

 BB-/NR

 Huntsman International LLC, Extended Term Loan B, 2.179%, 4/19/17

                      341,824

  $                 593,178

 Steel - 0.5%

                       884,568

 (d)

 B/B3

 Niagara Corp., New Term Loan, 8.5%, 6/29/14

  $                866,877

 Total Materials

  $    6,428,309

 CAPIAL GOODS - 2.8%

 Aerospace & Defense - 1.8%

                       905,000

 BB-/B2

 API Technologies Corp., Term Loan, 7.75%, 6/27/16

  $                 891,425

                       605,843

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, .5.26%, 7/31/14

                     604,833

                       245,968

 BB/B1

 Hunter Defense Technologies, Inc., Term Loan, 3.5%, 8/22/14

                     238,896

                       483,655

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term Loan B-2, 3.437%, 9/30/16

                     483,504

                         582,117

 B/B2

 Standard Aero, Ltd., Tranche B-2 Term Loan, 5.26%, 7/31/14

                       581,147

                        329,415

 BB/Ba2

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

                     329,793

  $              3,129,598

 Building Products - 0.7%

                      1,116,563

 B+/B1

 Goodman Global, Inc., First Lien Initial Term Loan, 5.75%, 10/28/16

  $                1,123,461

 Construction & Farm Machinery & Heavy Trucks - 0.3%

                       500,000

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

  $                502,498

 Total Capital Goods

  $    4,755,557

 COMMERCIAL & PROFESSIONAL SERVICES - 1.5%

 Commercial Printing - 0.1%

                       248,750

 BB-/Caa1

 Cenveo Corp., Facility Term Loan B, 6.25%, 12/21/16

  $                250,849

 Environmental & Facilities Services - 1.3%

                        810,925

 B+/B1

 Brickman Group Holdings, Inc., Tranche B Term Loan, 7.25%, 10/14/16

  $                822,329

                    1,079,624

 B-/B3

 Synagro Technologies, Inc., First Lien Term Loan, 2.19%, 4/2/14

                   1,004,050

                       299,250

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17

                     300,556

  $              2,126,935

 Security & Alarm Services - 0.1%

                       225,048

 BB/B1

 Protection One, Inc., Term Loan, 6.0%, 6/4/16

  $                225,705

 Total Commercial  & Professional Services

  $    2,603,489

 TRANSPORTATION - 1.0%

 Air Freight & Logistics - 0.8%

                       439,482

 B/B1

 Ceva Group Plc, Pre-Funded Tranche B LC Loan, 0.146%, 8/31/16

  $                430,692

                        919,588

 NR/B1

 Ceva Group Plc, U.S. Tranche B Term Loan, 5.253%, 8/31/16

                       901,196

  $               1,331,888

 Airlines - 0.2%

                        274,313

 BB-/Ba2

 Delta Air Lines, Inc., New Term Loan, 4.25%, 3/7/16

  $                270,498

 Total Transportation

  $     1,602,386

 AUTOMOBILES & COMPONENTS - 1.9%

 Auto Parts & Equipment - 0.4%

                         140,186

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 2.128%, 12/29/14

  $                 133,877

                          71,523

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 2.128%, 12/28/15

                        68,305

                        159,600

 NR/NR

 Metaldyne LLC,  Term Loan, 5.25%, 5/18/17

                      159,500

                       245,422

 BB/Ba2

 Tomkins LLC/Tompkins,  Inc., Term Loan B-1, 4.25%, 9/29/16

                     245,939

                        144,275

 B/Ba2

 UCI International, Inc., Term Loan, 5.5%, 7/26/17

                      145,267

  $                752,888

 Automobile Manufacturers - 0.9%

                    1,500,000

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17

  $              1,462,970

 Tires & Rubber - 0.6%

                    1,000,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 1.94%, 4/30/14

  $                 966,071

 Total Automobiles & Components

  $     3,181,929

 CONSUMER DURABLES & APPAREL - 0.4%

 Housewares & Specialities - 0.1%

                        219,450

 BB/Ba3

 Reynolds Group Holdings, Inc., U.S. Term Loan 2011, 4.25%, 2/19/18

  $                  218,170

 Leisure Products - 0.3%

                       435,000

 B-/B3

 SRAM LLC, First Lien Term Loan, 4.767%, 6/7/18

  $                 437,719

 Total Consumer Durables & Apparel

  $       655,889

 CONSUMER SERVICES - 0.3%

 Specialized Consumer Services - 0.3%

                       440,932

 B+/B1

 Wash MultiFamily Laundry Systems LLC, Term Loan, 7.0%, 8/28/14

  $                442,585

 Total Consumer Services

  $       442,585

 MEDIA - 3.1%

 Advertising - 0.6%

                       987,508

 BB-/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

  $                985,780

 Broadcasting - 1.4%

                        483,891

 NR/Caa2

 FoxCo Aquisition Sub LLC, Replacement Term Loan, 4.75%, 7/14/15

  $                 483,941

                        919,342

 B+/Ba3

 Insight Midwest Holdings LLC, Term Loan B, 1.961%, 4/7/14

                      912,443

                        413,963

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 4.25%, 2/11/17

                      415,256

                       590,050

 B+/B2

 Univision Communications, Inc., Extended  First Lien Term Loan, 4.437%, 3/31/17

                      561,986

  $             2,373,626

 Cable & Satellite - 0.3%

                       549,363

 (i)

 B-/B1

 WideOpenWest Finance LLC, Series A Term Loan, 6.686%, 6/30/14

  $                 551,080

 Movies & Entertainment - 0.5%

                         201,919

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

  $                 201,288

                        624,133

 B/B3

 Lodgenet Entertainment Corp., Closing Date Term Loan, 6.5% , 4/4/14

                     598,388

  $                799,676

 Publishing - 0.3%

                        804,518

 B/B1

 RH Donnelley, Inc., Term Loan, 9.0%, 10/24/14

  $                 553,106

 Total Media

  $    5,263,268

 RETAILING - 1.0%

 Automotive Retail - 0.2%

                       249,375

 BB+/Ba3

 Autotrader.com, Inc., Tranche B Term Loan, 4.0%, 12/15/16

  $                249,687

 Computer & Electronics Retail - 0.5%

                       900,000

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

  $                888,750

 Specialty Stores - 0.3%

                       548,625

 B+/Ba3

 Savers, Inc., New Term Loan, 4.25%, 3/14/17

  $                   550,111

 Total Retailing

  $     1,688,548

 FOOD, BEVERAGE & TOBACCO - 0.4%

 Packaged Foods & Meats - 0.4%

                       250,000

 B+/Ba3

 Del Monte Foods Co., Initial Term  Loan, 4.5%, 3/8/18

  $                 249,241

                       500,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

                      508,125

 Total Food, Beverage & Tobacco

  $       757,366

 HOUSEHOLD & PERSONAL PRODUCTS - 0.3%

 Personal Products - 0.3%

                       248,750

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/1/17

  $                249,096

                       247,500

 BB-/Ba3

 Revlon Consumer Products Corp., Term Loan, 4.75%, 11/19/17

                      248,185

 Total Household & Personal Products

  $        497,281

 HEALTH CARE EQUIPMENT & SERVICES - 5.1%

 Health Care Facilities - 1.0%

                       246,875

 B/B1

 Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15

  $                 247,184

                         115,000

 NR/NR

 Ardent Medical Services, Inc., Term Loan B, 0.0%, 7/19/15

                        115,180

                         49,556

 NR/NR

 Community Health Systems, Inc., Non-Extended Delayed Draw Term Loan, 2.504%, 7/25/14

                        47,959

                       963,854

 BB/Ba3

 Community Health Systems, Inc., Non-Extended Term Loan, 2.504%, 7/25/14

                     932,770

                        198,040

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.496%, 3/31/17

                      194,537

                         82,579

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.496%, 5/1/18

                          81,144

  $               1,618,774

 Health Care Services - 2.8%

                       493,750

 NR/NR

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

  $                490,047

                       290,579

 B+/B1

 Aveta, Inc., NAMM Term Loan, 8.5%, 4/14/15

                       291,910

                     1,327,551

 NR/NR

 Catalent Pharma, Inc., Dollar Term Loan, 2.437%, 4/10/14

                   1,274,449

                       639,732

 BB-/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 6.5%, 8/4/16

                     637,666

                       408,975

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 7.0%, 2/9/17

                     408,055

                       254,807

 B/B2

 National Speciality Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

                     255,444

                        370,313

 NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

                     362,906

                        241,667

 B+/Ba2

 Sun Healthcare Group, Inc., Term Loan, 7.5%, 10/18/16

                     240,760

                       350,000

 NR/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

                      349,016

                       500,000

 B+/B1

 Virtual Radiologic Corp., Term Loan B, 7.75%, 12/22/16

                     492,500

  $             4,802,753

 Health Care Supplies - 0.6%

                       490,000

 BB-/Ba2

 Alere, Inc., Term Loan B, 4.5%, 6/30/17

  $                 489,510

                           111,701

 NR/NR

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.437%, 4/24/15

                        111,079

                       458,889

 NR/NR

 Bausch & Lomb, Inc., Parent Term Loan, 3.483%, 4/24/15

                     456,335

  $              1,056,924

 Health Care Technology - 0.5%

                       246,878

 BB-/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan, 4.5%, 8/26/17

  $                247,624

                       390,000

 B/B2

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

                      401,700

                            3,826

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1.575%, 8/29/11

                          3,802

                       209,980

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 6.25%, 1/31/17

                     208,668

  $                 861,794

 Managed Health Care - 0.2%

                       290,579

 B+/B1

 Aveta, Inc., MMM Term Loan, 8.5%, 4/14/15

  $                  291,851

 Total Health Care Equipment & Services

  $    8,632,096

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES - 1.4%

 Biotechnology - 1.3%

                       690,000

 NR/Caa1

 Alkermes, Inc., Second Lien Term Loan, 0.0%, 7/1/18

  $                700,350

                       497,500

 BB/B1

 Axcan Intermediate Holdings, Inc., Term Loan, 5.5%, 2/10/17

                     490,970

                       435,480

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-1, 4.25%, 3/15/18

                     436,364

                        217,740

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-2, 4.25%, 3/15/18

                       218,182

                       299,393

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-3, 4.25%, 3/15/18

                      300,001

  $              2,145,867

 Pharmaceuticals - 0.1%

                         146,714

 BBB/Baa3

 Mylan, Inc., U.S. Tranche B Term Loan, 3.5%, 10/2/14

  $                  147,712

 Total Pharmaceuticals & Biotechnology & Life Sciences

  $    2,293,579

 DIVERSIFIED FINANCIALS - 1.5%

 Other Diversified Financial Services - 0.5%

                        147,789

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

  $                    151,114

                         352,211

 B-/NR

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

                      360,135

                       222,454

 NR/NR

 Long Haul Holdings, Ltd. and PT Bakrie & Brohters Tbk, Tranche A Vallar Loan, 0.0%, 3/15/12

                       221,341

                        177,546

 B/B2

 Long Haul Holdings, Ltd. and PT Bakrie & Brothers Tbk, Tranche B Vallar Loan, 0.0%, 3/15/12

                      176,659

  $                909,249

 Specialized Finance - 1.0%

                       663,050

 BB/B1

 Asset Acceptance Capital Corp., Tranche B Term Loan, 3.761%, 6/12/13

  $                 653,104

                        793,941

 CCC+/B2

 Collect Acquisition Corp., Advance Term Loan B, 8.0%, 5/15/13

                     793,688

                        222,016

 BB+/Ba1

 MSCI, Inc., Term Loan B-1, 3.75%, 3/14/17

                     223,358

  $               1,670,150

 Total Diversified Financials

  $    2,579,399

 INSURANCE - 3.4%

 Insurance Brokers - 2.4%

                    1,397,955

 B-/B2

 Alliant Holdings I, Inc., Term Loan, 3.246%, 8/21/14

  $              1,383,976

                        126,887

 B/B2

 HUB International, Ltd., Delay Draw Term Loan, 2.746%, 6/13/14

                       123,451

                       564,476

 B/B2

 HUB International, Ltd., Initial Term Loan, 2.746%, 6/13/14

                      549,188

                         98,250

 B-/B3

 U.S.I. Holdings Corp., Series C Term Loan, 7.0%, 5/5/14

                        97,759

                    1,920,000

 B-/B2

 U.S.I. Holdings Corp., Tranche B Term Loan, 2.69%, 5/5/14

                   1,872,000

  $             4,026,374

 Multi-Line Insurance - 1.0%

                        783,179

 B/B2

 AmWins Group, Inc., Initial Term Loan, 4.486%, 6/8/13

  $                778,284

                    1,000,000

 CCC+/B3

 AmWins Group, Inc., Second Lien Initial Term Loan, 5.75%, 6/9/14

                     926,250

  $              1,704,534

 Total Insurance

  $    5,730,908

 REAL ESTATE - 0.1%

 Real Estate Development - 0.1%

                       246,875

 B/B1

 Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.5%, 4/8/16

  $                 247,184

 Total Real Estate

  $        247,184

 SOFTWARE & SERVICES - 3.3%

 Application Software - 1.1%

                        493,517

 BB-/Ba2

 Allen Systems Group, Inc., Term Loan B, 6.5%, 11/21/15

  $                497,836

                       964,376

 BB+/Ba1

 Nuance Communications, Inc., Term Loan C, 3.19%, 3/31/16

                     963,928

                       500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

                     506,875

  $              1,968,639

 Data Processing & Outsourced Services - 0.3%

                       523,688

 BB-/Ba3

 Fifth Third Processing Solutions LLC, First Lien Term Loan B-1, 4.5%, 11/3/16

  $                 523,818

 IT Consulting & Other Services - 1.1%

                    1,887,369

 BB/Ba3

 SunGard Data Systems, Inc., Tranche A U.S.Term Loan, 1.936%, 2/28/14

  $                1,844,116

 Systems Software - 0.8%

                    1,345,956

 BB/Ba3

 Vangent, Inc., Term Loan, 2.26%, 2/14/13

  $              1,322,402

 Total Software & Services

  $    5,658,975

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%

 Communications Equipment - 0.3%

                       249,375

 BB/Ba3

 Commscope, Inc., Term Loan, 5.0%, 1/14/18

  $                250,698

                       249,375

 BB-/Ba3

 Towerco Finance LLC, Term Loan, 5.25%, 2/2/17

                      250,310

  $                 501,008

 Electronic Equipment & Instruments - 0.3%

                        512,425

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

  $                 510,503

 Total Technology Hardware & Equipment

  $       1,011,511

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%

 Semiconductor Equipment - 0.9%

                       700,000

 NR/B1

 Aeroflex, Inc., Tranche B Term Loan, 4.25%, 5/9/18

  $                698,246

                       767,749

 B/B1

 Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.436%, 12/1/16

                      765,168

 Total Semiconductors & Semiconductor Equipment

  $     1,463,414

 TELECOMMUNICATION SERVICES - 0.3%

 Integrated Telecommunication Services - 0.3%

                        427,163

 B+/B1

 Telesat Canada, U.S. Term I Loan, 3.19%, 10/31/14

  $                422,958

                         36,694

 B+/B1

 Telesat Canada, U.S. Term II Loan, 3.19%, 10/31/14

                        36,332

 Total Telecommunication Services

  $       459,290

 UTILITIES - 0.4%

 Electric Utilities - 0.3%

                       629,720

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, Extending Term Loan, 4.728%, 10/10/17

  $                  471,109

 Independent Power Producers & Energy Traders - 0.1%

                        184,378

 BB-/Ba3

 Mach Gen LLC, First Lien Synthetic LC Loan, 0.0%, 2/22/13

  $                 172,240

 Total Utilities

  $       643,349

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $57,390,942)

  $  57,283,093

 MUNICIPAL BONDS - 0.5% of Net Assets

 Texas - 0.5%

                       950,000

 CCC+/NR

 Alliance Airport Authority Income Special Facilities Revenue, 5.75%, 12/1/29

  $                676,732

                        175,000

 CCC+/Caa2

 Dallas-Fort Worth International Airport Facility Improvement Revenue, 6.375%, 5/1/35

                      130,708

 TOTAL MUNICIPAL BONDS

 (Cost $846,651)

  $       807,440

 Shares

 COMMON STOCKS - 0.5% of Net Assets

 ENERGY - 0.0%

 Oil & Gas Drilling - 0.0%

                              1,109

 (j)

 Rowan Companies, Inc.

  $                   43,440

 Total Energy

  $         43,440

 MATERIALS - 0.3%

 Commodity Chemicals - 0.0%

                            2,459

 (j)

 Georgia Gulf Corp.

  $                   49,278

                                551

 (j)

 Lyondell Basell Industries NV

                         21,742

  $                    71,020

 Diversified Metals & Mining - 0.2%

                        371,096

 (i)(j)(k)

 Blaze Recycling and Metals LLC Class A Units

  $                256,056

 Forest Products - 0.0%

                          13,963

 (j)

 Ainsworth Lumber Co., Ltd.

  $                    32,195

 Steel - 0.1%

                          15,083

 (i)(j)(k)

 KNIA Holdings, Inc.

  $                 105,430

 Total Materials

  $        464,701

 AUTOMOBILES &  COMPONENTS - 0.2%

 Auto Parts & Equipment - 0.2%

                            5,787

 (j)

 Lear Corp.

  $                283,563

 Total Automobiles &  Components

  $       283,563

 DIVERSIFIED FINANCIALS - 0.0%

 Other Diversified Financial Services - 0.0%

                                731

 (j)

 BTA Bank JSC (144A)

  $                     5,490

 Total Diversified Financials

  $           5,490

 SOFTWARE & SERVICES - 0.0%

 Systems Software - 0.0%

                              2,114

 (i)(j)(k)

 Perseus Holding Corp. (144A)

  $                             -

 Total Software & Services

  $                             -

 TOTAL COMMON STOCKS

 (Cost $761,132)

  $        797,194

 CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

                               470

 Bank of America Corp.

  $                 458,123

 Total Diversified Financials

  $        458,123

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $382,900)

  $        458,123

 PREFERRED STOCK - 0.3% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financials - 0.3%

                         22,000

 GMAC Capital Trust I, 8.125%

  $                 545,517

 Total Diversified Financials

  $        545,517

 SOFTWARE & SERVICES - 0.0%

 Systems Software - 0.0%

                               1,110

 (i)(j)

 Perseus Holding Corp. (144A)

  $                   38,850

 Total Software & Services

  $         38,850

 TOTAL PREFERRED STOCK

 (Cost $550,000)

  $       584,367

 RIGHTS/WARRANTS - 0.0% of Net Assets

 REAL ESTATE - 0.0%

 Real Estate Development - 0.0%

                       750,000

 (i)(j)

 Neo-China Group Holdings, Ltd., Expires 7/22/12 (144A)

  $                     17,012

 TOTAL RIGHTS/WARRANTS

 (Cost $17,012)

  $          17,012

 TEMPORARY CASH INVESTMENTS - 9.0% of Net Assets

 Repurchase Agreements - 3.5%

                   5,900,000

 SG Americas Securities LLC, 0.07%, dated 7/29/11, repurchase price of $5,900,000 plus accrued interest on 8/1/11 collateralized by the following:

    $1,496,294 Federal Home Loan Mortgage Corp., 3.799%-5.619%, 1/1/38-7/1/41

    $3,975,429 Federal National Mortgage Association, 4.5%-5.0%, 5/1/39-2/1/41

    $   546,277 Freddie Mac Giant, 5.5%, 8/1/40

  $             5,900,000

 Total Repurchase Agreements

  $    5,900,000

 SECURITIES LENDING COLLATERAL - 5.5%(l)

 Certificates of Deposit:

                        285,210

 Bank of America NA, 0.19%, 9/2/11

  $                 285,210

                        285,210

 Bank of Montreal Chicago, 0.18%, 10/20/11

                      285,210

                         57,042

 Bank of Nova Scotia, 0.25%, 9/29/11

                        57,042

                        228,168

 Bank of Nova Scotia, 0.30%, 6/11/12

                      228,168

                        132,622

 BBVA Group NY, 0.47%, 8/10/11

                      132,622

                         39,929

 BNP Paribas Bank NY, 0.27%, 8/5/11

                        39,929

                        285,210

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

                      285,210

                        228,168

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

                      228,168

                        142,602

 National Australia Bank NY, 0.29%, 10/19/11

                      142,602

                        313,776

 RaboBank Netherland NV NY, 0.29%, 4/2/12

                      313,776

                          171,130

 Royal Bank of Canada, 0.26%, 8/5/11

                        171,130

                          171,126

 Royal Bank of Canada NY, 0.32%, 12/2/11

                        171,126

                        285,210

 Westpac Banking Corp. NY, 0.32%, 12/6/11

                      285,210

  $             2,625,403

 Commercial Paper:

                         114,084

 American Honda Finance, 0.34%, 1/11/12

  $                  114,084

                         171,099

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

                       171,099

                        104,396

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

                      104,396

                        155,293

 CATFIN, 0.87%, 8/4/11

                      155,293

                        142,602

 CBAPP, 0.20%, 8/3/11

                      142,602

                          114,166

 General Electric Capital Corp., 0.37%, 4/10/12

                        114,166

                          31,392

 General Electric Capital Corp., 0.44%, 11/21/11

                         31,392

                       259,529

 HSBC, 0.17%, 8/9/11

                     259,529

                        108,364

 JDCCPP, 0.10%, 9/20/11

                      108,364

                       256,689

 JPMorgan Chase & Co., 0.30%, 7/17/12

                     256,689

                        142,556

 NABPP, 0.19%, 10/3/11

                      142,556

                       256,495

 NESCAP, 0.25%, 12/20/11

                     256,495

                       227,879

 NORDNA, 0.28%, 1/9/12

                     227,879

                         182,801

 OLDLLC, 0.17%, 10/5/11

                       182,801

                         85,535

 OLDLLC, 0.17%, 10/711

                        85,535

                        142,605

 Royal Bank of Canada NY, 0.30%, 6/29/12

                      142,605

                         142,521

 SANCPU, 0.73%, 9/1/11

                       142,521

                         171,060

 Sanofi Aventis, 0.68%, 10/20/11

                       171,060

                        256,681

 SEB, 0.12%, 8/8/11

                      256,681

                        199,574

 SEB, 0.30%, 9/12/11

                      199,574

                          114,061

 SOCNAM, 0.22%, 9/1/11

                        114,061

                        285,210

 Svenska Handelsbanken, 0.29%, 6/29/12

                      285,210

                        152,899

 TBLLC, 0.17%, 10/12/11

                      152,899

                           114,211

 TBLLC, 0.18%, 10/12/11

                         114,211

                        285,210

 Toyota Motor Credit Corp., 0.33%, 9/8/11

                      285,210

                        142,602

 VARFUN, 0.15%, 8/4/11

                      142,602

                         33,083

 VARFUN, 0.15%, 8/8/11

                        33,083

                         79,855

 VARFUN, 0.15%, 8/9/11

                        79,855

                          85,621

 Wachovia, 0.29%, 3/1/12

                         85,621

                          114,104

 Wachovia, 0.30%, 10/15/11

                        114,104

                         57,069

 Wells Fargo & Co., 0.25%, 1/24/12

                        57,069

  $             4,729,246

 Tri-party Repurchase Agreements:

                       233,872

 Barclays Capital Plc, 0.19%, 8/1/11

  $                233,872

                       279,392

 Deutsche Bank AG, 0.18%, 8/1/11

                     279,392

                       672,764

 RBS Securities, Inc., 0.18%, 8/1/11

                     672,764

  $               1,186,028

 Shares

 Money Market Mutual Funds:

                        427,815

 Dreyfus Preferred Money Market Fund

  $                 427,815

                        427,815

 Fidelity Prime Money Market Fund

                      427,815

  $                855,630

 Total Securities Lending Collateral

  $    9,396,307

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $15,296,307)

  $   15,296,307

 TOTAL INVESTMENTS IN SECURITIES - 143.9%

 (Cost $240,205,584)(m)

  $        243,403,070

 OTHER ASSETS AND LIABILITIES - (43.9)%

  $         (74,271,238)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%

  $           169,131,832

 NR

 Security not rated by S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

 Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2011, the value of these securities amounted to

 $107,754,479 or 63.7% of total net assets applicable to common shareowners.

 (a)

 Floating rate note.  The rate shown is the coupon rate at July, 2011.

 (b)

 Security is in default and is non-income producing.

 (c)

 At July 31, 2011, the following securities were out on loan:

 Principal

 Amount

 USD ($)

 Description

 Value

             1,200,000

  Burger King Capital Holding LLC, 0.0%, 4/15/19 (144A)

  $                 717,000

                381,000

  Burger King Corp., 9.875%, 10/15/18

                      416,242

                    3,000

  Cincinnati Bell, Inc., 8.75%, 3/15/18

                          2,873

                  86,000

  Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

                        86,645

               600,000

  Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)

                     630,000

                100,000

  Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)

                         94,150

             1,029,600

  Hologic, Inc., 2.0%, 12/15/37

                    1,148,004

               900,000

  Horizon Lines, Inc., 4.25%, 8/15/12

                      676,125

                142,000

  KV Pharmaceutical Co., 12.0%, 3/18/15 (144A)

                      126,380

               742,000

  Lonking Holdings, Ltd., 8.5%, 6/3/16 (144A)

                      742,510

                167,000

  Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

                      185,370

                198,000

  Pilgrim's Pride Corp., 7.875%, 12/15/18 (144A)

                      176,220

               200,000

  Sally Holdings LLC, 10.5%, 11/15/16

                      214,000

               250,000

  Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

                     205,000

               237,000

  Texas Competitive Electric Holdings LLC, 11.5%, 10/1/20 (144A)

                      219,225

               435,000

  Texas Competitive Electric Holdings LLC, 15.0%, 4/1/21 (144A)

                      317,550

               1,112,000

  Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

                    1,195,400

                138,000

  Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

                      135,930

               750,000

  OJSC Vimpel Communications Via VIP Ireland, Ltd., 9.125%, 4/30/18 (144A)

                     847,500

               400,000

  Wells Fargo Capital XV, 9.75%,

                     423,500

               400,000

  Xinergy Corp., 9.25%, 5/15/19 (144A)

                     405,000

  $             8,964,624

 (d)

 Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

 (e)

 Security is perpetual in nature and has no stated maturity date.

 (f)

 Debt obligation initially issued at one coupon rate which converts to another coupon rate at a specific date.

 The coupon rate shown is the coupon rate at July 31, 2011.

 (g)

 Security is priced as a unit.

 (h)

 Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major

 European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,

 (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders.  The interest rate shown is the coupon rate accruing at July 31, 2011.

 (i)

 Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is

 $980,490. The aggregate value $968,428 represents 0.6% of total net assets applicable to common shareowners.

 (j)

 Non-income producing.

 (k)

 Security  is valued using fair value methods (other than prices supplied by independent pricing services).

 (l)

 Securities lending collateral is managed by Credit Suisse AG, New York branch.

 (m)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $241,017,814 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $            11,790,495

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

                (9,405,239)

 Net unrealized gain

  $             2,385,256

 For financial reporting purposes net unrealized gain was $3,197,486 and cost of investments aggregated $240,205,584.

 Glossary of Terms:

 LC - Letter of Credit

 Note:  Principal amounts are denominated in U.S. dollars unless otherwise denoted.

 BRL

 Brazilian Real

 EURO

 Euro

 GBP

 British Pound

 NOK

 Norwegian Krone

 Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2011, aggregated

 $16,838,866 and $17,469,560, respectively.

 For the period ended July 31, 2011 the Trust had an unfunded loan commitment of $66,239, (excluding net unrealized appreciation on those commitments of

 $1,000 as of July 31, 2011) which could be extended at the option of the borrower, pursuant to the loan agreements:

 Unfunded Loan

 Borrower

 Commitment

 National Specialty Hospitals, Inc., Delayed Draw Term Loan

  $                   44,555

 Physician Oncology Services, LP, Delayed Draw Term Loan

                         21,684

  $                   66,239

 Various inputs are used in determining the value of the Trust’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities using fair value methods are categorized as Level 3.

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
-

$
2,340,952

$
-

$
2,340,952

 Collaterized mortgage obligations

2,347,761

-

2,347,761

 Corporate bonds & notes

-

157,024,939

-

157,024,939

 Convertible bonds & notes

-

5,196,886

-

5,196,886

 Sovereign debt obligation

-

1,248,996

-

1,248,996

 Senior Floating rate loan interests

-

57,283,093

-

57,283,093

 Municipal Bonds

-

807,440

-

807,440

 Common stock (diversified metals & mining)

-

-

256,056

256,056

 Common stock (steel)

-

-

105,430

105,430

 Common stock (systems software)

-

-

-

-

 Common stock (other industries)

430,218

5,490

-

435,708

 Convertible preferred stock (other industries)

458,123

-

458,123

 Preferred stock

-

584,367

584,367

 Rights/Warrants

-

17,012

-

17,012

 Temporary cash investments

855,630

14,440,677

-

15,296,307

 Total

$
1,743,971

$
241,297,613

$
361,486

$
243,403,070

 Other Financial Instruments*

$
(60,965
)

$
1,000

$
-

$
(59,965
)

 *Other financial instruments include foreign exchange contracts and net unrealized gain on unfunded loan commitments.

 *Other financial investments include foreign exchange contracts and net unrealized loss on unfunded loan commitments.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as of 4/30/11

 Realized gain (loss)

 Change in unrealized appreciation (depreciation)

 Net purchases (sales)

 Transfer in and out of Level 3*

 Balance as of 7/31/11

 Common stock (diversified metal and mining)

$
256,056

$
-

$
-

$
-

$
-

$
256,056

 Common stock (steel)

105,430

-

-

-

-

105,430

 Ending balance

$
361,486

$
-

$
-

$
-

$
-

$
361,486

 *Transfers are calculated beginning of period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2011

* Print the name and title of each signing officer under his or her signature.